SCHEDULE OF ESTIMATED USEFUL LIVES OF THE INTANGIBLE ASSETS (Details)	Dec. 31, 2023
Software Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	5 years